Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Allowance for Credit Losses) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017		Mar. 31, 2016
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		¥ 59,227		¥ 60,071		¥ 72,326
Provision (Reversal)		17,265		22,667		11,717
Charge-offs		(20,566)		(22,756)		(18,685)
Recoveries		1,101		934		1,181
Other		(2,355)	[1]	(1,689)	[2]	(6,468)	[1]
Ending balance		54,672		59,227		60,071
Allowance for credit losses, Individually Evaluated for Impairment		14,344		20,068		22,533
Allowance for credit losses, Not Individually Evaluated for Impairment		40,328		39,159		37,538
Financing receivables, Ending balance		4,000,357		3,997,182		3,760,502
Financing receivables, individually evaluated for impairment		47,142		59,025		73,593
Financing receivables, Not individually evaluated for impairment		3,953,215		3,938,157		3,686,909
Consumer borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		18,599		13,267		12,585
Provision (Reversal)		11,922		17,844		7,367
Charge-offs		(9,784)		(13,363)		(7,572)
Recoveries		657		469		543
Other		(198)	[1]	382	[2]	344	[1]
Ending balance		21,196		18,599		13,267
Allowance for credit losses, Individually Evaluated for Impairment		3,020		2,927		2,770
Allowance for credit losses, Not Individually Evaluated for Impairment		18,176		15,672		10,497
Financing receivables, Ending balance		1,739,173		1,616,009		1,461,982
Financing receivables, individually evaluated for impairment		18,911		16,667		14,101
Financing receivables, Not individually evaluated for impairment		1,720,262		1,599,342		1,447,881
Corporate borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, Individually Evaluated for Impairment		8,444		12,679
Financing receivables, Ending balance		1,047,363		1,152,354
Financing receivables, individually evaluated for impairment		23,130		34,915
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	[3]	6,061		8,233		10,717
Provision (Reversal)	[3]	(539)		(1,247)		(1,308)
Charge-offs	[3]	(1,375)		(841)		(1,236)
Recoveries	[3]	152		232		232
Other	[3],[4]	(7)	[1]	(316)	[2]	(172)	[1]
Ending balance	[3]	4,292		6,061		8,233
Allowance for credit losses, Individually Evaluated for Impairment	[3]	2,880		4,462		5,888
Allowance for credit losses, Not Individually Evaluated for Impairment	[3]	1,412		1,599		2,345
Financing receivables, Ending balance	[3]	18,933		24,795		30,524
Financing receivables, individually evaluated for impairment	[3]	5,101		7,443		11,013
Financing receivables, Not individually evaluated for impairment	[3]	13,832		17,352		19,511
Non-recourse Loans | Corporate borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		2,951		1,800		8,148
Provision (Reversal)		(173)		1,134		(491)
Charge-offs		(2,031)		0		(504)
Recoveries		0		0		0
Other		(59)	[1]	17	[2]	(5,353)	[1]
Ending balance		688		2,951		1,800
Allowance for credit losses, Individually Evaluated for Impairment		149		2,114		1,323
Allowance for credit losses, Not Individually Evaluated for Impairment		539		837		477
Financing receivables, Ending balance		73,305		88,726		81,211
Financing receivables, individually evaluated for impairment		3,745		6,032		11,057
Financing receivables, Not individually evaluated for impairment		69,560		82,694		70,154
Other loans | Corporate borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		21,079		23,391		25,672
Provision (Reversal)		3,814		3,564		3,362
Charge-offs		(4,643)		(4,485)		(5,298)
Recoveries		260		222		393
Other		(2,103)	[1]	(1,613)	[2]	(738)	[1]
Ending balance		18,407		21,079		23,391
Allowance for credit losses, Individually Evaluated for Impairment		8,295		10,565		12,552
Allowance for credit losses, Not Individually Evaluated for Impairment		10,112		10,514		10,839
Financing receivables, Ending balance		974,058		1,063,628		996,649
Financing receivables, individually evaluated for impairment		19,385		28,883		37,422
Financing receivables, Not individually evaluated for impairment		954,673		1,034,745		959,227
Direct Financing Leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		10,537		13,380		15,204
Provision (Reversal)		2,241		1,372		2,787
Charge-offs		(2,733)		(4,067)		(4,075)
Recoveries		32		11		13
Other		12	[1]	(159)	[2]	(549)	[1]
Ending balance		10,089		10,537		13,380
Allowance for credit losses, Individually Evaluated for Impairment		0		0		0
Allowance for credit losses, Not Individually Evaluated for Impairment		10,089		10,537		13,380
Financing receivables, Ending balance		1,194,888		1,204,024		1,190,136
Financing receivables, individually evaluated for impairment		0		0		0
Financing receivables, Not individually evaluated for impairment		¥ 1,194,888		¥ 1,204,024		¥ 1,190,136

[1]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to deconsolidated subsidiaries. Additionally, other in non-recourse loans includes a decrease of ¥5,265 million due to the sale of controlling class interests of a certain VIE, which was formerly consolidated, to a third party and resulting in deconsolidation of that VIE.
[2]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to deconsolidated subsidiaries.
[3]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.
[4]	Other includes foreign currency translation adjustments.